Stock-Based Compensation - RSUs and PSUs, Other Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation
Tax benefits realized in connection with vesting and release of awards	$ 34	$ 0
RSUs and PSUs
Stock-Based Compensation
Tax benefits realized in connection with vesting and release of awards	413	256	$ 249
RSUs
Stock-Based Compensation
Granted	1,449	1,293	1,288
Vested	994	845	801
PSUs
Stock-Based Compensation
Granted	183	151	136
Vested	$ 121	$ 95	$ 77